Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Temporary differences
	December 31, 2017		December 31, 2016
	Temporary Difference	Tax Effect	Temporary Difference	Tax Effect
Deferred tax assets:
Net operating loss US	$10,611,921	$3,932,778	$9,609,340	$3,561,221
Net operating loss Canada	266,498	71,421	202,188	46,099
Total	10,878,419	4,004,199	9,811,528	3,607,320

Valuation allowance	(10,878,419)	(4,004,199)	(9,811,528)	(3,607,320)

Total deferred tax asset	-0-	-0-	-0-	-0-

Net deferred tax asset	$-0-	$-0-	$-0-	$-0-

Income tax reconciliation

	December 31,
	2017	2016
U.S. Federal statutory graduated rate	34.00%	34.00%
S tate income tax rate, net of federal benefit	3.06%	3.06%
Net rate	37.06%	37.06%

Net operating loss used	0.00%	0.00%
Net operating loss for which no tax benefit is currently available	-37.06%	-37.06%
	0.00%	0.00%